EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital	The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the years ended December 31, 2023 and 2022:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2021	183,843,396	63,344,922	247,188,318
Common shares repurchased under share repurchase program (1)	(1,966,816)	—	(1,966,816)
Common shares assigned under equity incentive plans (2)	76,918	—	76,918
Other changes (3)	—	(1,009)	(1,009)
Outstanding shares at December 31, 2022	181,953,498	63,343,913	245,297,411
Common shares repurchased under share repurchase program(4)	(1,630,171)	—	(1,630,171)
Common shares assigned under equity incentive plans (5)	94,763	—	94,763
Other changes (3)	—	(11,041)	(11,041)
Outstanding shares at December 31, 2023	180,418,090	63,332,872	243,750,962
_______________________________________.
(1)Includes shares repurchased under the share repurchase program between January 1, 2022 and December 31, 2022 based on the transaction trade date, for a total consideration of €384,869 thousand, including transaction costs.
(2)On March 16, 2022, 122,125 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 56,517 common shares, for a total consideration of €10,365 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On May 25, 2022, 6,643 common shares, which were previously held in treasury, were assigned to certain employees. On the same day, the Company purchased 3,185 common shares, for a total consideration of €562 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On December 2, 2022, 11,218 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans. On the same day, the Company purchased, 3,366 common shares, for a total consideration of €726 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
(3)Relates to the deregistration of certain special voting shares under the Company’s special voting shares term and conditions.
(4)Includes shares repurchased under the share repurchase program between January 1, 2023 and December 31, 2023 based on the transaction trade date, for a total consideration of €460,629 thousand (including Sell to Cover as described below), including transaction costs.
(5)On March 15, 2023, 80,305 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On March 15, 2023, the Company purchased 34,671 common shares, for a total consideration of €8,448 thousand, from a group of employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On July 17, 2023 the Company assigned 49,129 shares related to commercial agreements with certain suppliers and other shares awards. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.

Disclosure of other comprehensive income/(loss)
The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	221	1,605	(463)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	221	1,605	(463)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	22,109	17,149	(56,855)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(48,393)	75,749	(7,275)
(Losses)/Gains on cash flow hedging instruments	(26,284)	92,898	(64,130)
Exchange differences on translating foreign operations	(6,323)	9,798	14,229
Total items that may be reclassified to the consolidated income statement in subsequent periods	(32,607)	102,696	(49,901)
Total other comprehensive (loss)/income	(32,386)	104,301	(50,364)
Related tax impact	6,351	(25,002)	18,070
Total other comprehensive (loss)/income, net of tax	(26,035)	79,299	(32,294)
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(1)Includes a loss of €30 thousand, a loss of €15 thousand and a gain of €83 thousand for the years ended December 31, 2023, 2022 and 2021, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2023			2022			2021
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	221	(52)	169	1,605	(376)	1,229	(463)	110	(353)
(Losses)/Gains on cash flow hedging instruments	(26,284)	6,403	(19,881)	92,898	(24,626)	68,272	(64,130)	17,960	(46,170)
Exchange (losses)/gains on translating foreign operations	(6,323)	—	(6,323)	9,798	—	9,798	14,229	—	14,229
Total other comprehensive (loss)/income	(32,386)	6,351	(26,035)	104,301	(25,002)	79,299	(50,364)	18,070	(32,294)